INCOME TAXES (Details 1) (USD $)	12 Months Ended
	Jul. 31, 2012	Jul. 31, 2011	Jul. 31, 2010
Current:
Federal	$ 362,463	$ 68,845	$ 315,000
State and City	291,537	205,155	95,000
Deferred taxes (benefit)
Federal	408,000	198,000	(101,000)
State and City	469,000	0	0
Total provision	$ 1,531,000	$ 472,000	$ 309,000